Cash generated from operations	12 Months Ended
Dec. 31, 2022
Statement of cash flows [abstract]
Cash generated from operations	Cash generated from operations

(in €‘000)	Notes	2022	2021	2020
Loss before income tax		(304,656)	(319,320)	(43,945)
Adjustments to reconcile loss before income tax to net cash flows:
Loss on modification of old facility	25	1,730	—	—
Loss on extinguishment of old facility	25	2,832	—	—
Fair value (gains)/losses on derivatives	7	(3,787)	(2,900)	—
Fair value (gains)/losses on Public and Private Placement warrant liabilities	27	(27,103)	—	—
Other finance (income)/costs	12	12,221	15,340	11,271
Share-based payment expenses	4, 11	258,089	291,837	7,100
Depreciation, impairments and reversal of impairments of property, plant and equipment	9 , 10 , 15	16,749	5,596	4,775
Depreciation and impairments of right-of-use of assets	9 , 10 , 17	6,710	3,408	1,805
Amortization and impairments of intangible assets	9 , 10, 16	3,691	2,720	3,737
Net (gain)/loss on disposal of property, plant and equipment	7	10,473	210	(7)
Movements in working capital:
Decrease/(increase) in inventories	18	(16,788)	(4,306)	2,362
Decrease/(increase) in other financial assets	19	(1,106)	(2,563)	1,343
Decrease/(increase) in trade and other receivables, contract assets and prepayments and other assets	6 , 20 , 21	(23,870)	(21,315)	(14,243)
Increase/(decrease) in trade and other payables and contract liabilities	6 , 28	(31,031)	28,562	(4,266)
Increase/(decrease) in provisions and other liabilities	26	142	(190)	142
Cash generated from/(used in) operations		(95,704)	(2,921)	(29,926)